Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Class Of Warrants [Abstract]
Summary of warrant issued
The Warrants issued by Arrival as of March 24 were as follows:

Warrants	Number of Warrants	Value (EUR thousand)
Private Warrants	7,175,000	81,025
Public Warrants	12,937,493	108,972

Total	20,112,493	189,997

Summary of movement of the warrants during the period
The movement of the warrants during the period was as follows:

Warrants	Number of Warrants	Value (EUR thousand)
January 1, 2021	—	—
Warrants issued by Arrival	20,112,493	189,997
Change in fair value	—	(105,838)
Warrants exercised	(17,009,291)	(69,443)
Warrants redeemed	(711,536)	(6)
Foreign exchange difference	—	(1,722)

Total	2,391,666	12,988